Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of income.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Derivative financial instruments - current portion	$—	$—	$446	$760

	Derivative financial instruments - net of current portion	—	—	—	—

	Total derivatives	$—	$—	$446	$760

The Effect of Derivative Instruments on the Statement of Operations for the Years Ended December 31, 2012, 2011 and 2010

Derivatives Not Designated as Hedging Instruments

		Amount
Derivative	Loss Recognized on Derivative Location	2012	2011	2010
Interest rate swaps	Loss on derivative instruments	$85	$178	$465

Total		$85	$178	$465

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

The following table summarizes the valuation of liabilities measured at fair value on a recurring basis as of the valuation date:

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Recurring measurements:	2012	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts	$446	$—	$446	$—

Total	$446	$—	$446	$—

Fair Value, Assets Measured on Recurring Basis [Table Text Block]

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date:

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Non -Recurring measurements:	2011	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$45,272	$—	$45,272	$—

Total	$45,272	$—	$45,272	$—

Non -Recurring measurements:	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$32,792	$—	$32,792	$—

Total	$32,792	$—	$32,792	$—